First Trust Cloud Computing ETF Investment Objectives and Goals - First Trust Cloud Computing ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Cloud Computing ETF (SKYY)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Cloud Computing ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the ISE CTA Cloud ComputingTM Index (the “Index”).